Guarantor Condensed Consolidating Financial Statements - Condensed Consolidated Cash Flow (Details) (USD $)	9 Months Ended	10 Months Ended	12 Months Ended		2 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended		2 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended		2 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended		2 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended		2 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended		2 Months Ended	9 Months Ended
	Sep. 30, 2011 Predecessor [Member]	Nov. 03, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Dec. 31, 2011 Successor [Member]	Sep. 30, 2012 Successor [Member]	Sep. 30, 2011 Parent Company [Member] Predecessor [Member]	Nov. 03, 2011 Parent Company [Member] Predecessor [Member]	Dec. 31, 2010 Parent Company [Member] Predecessor [Member]	Dec. 31, 2009 Parent Company [Member] Predecessor [Member]	Dec. 31, 2011 Parent Company [Member] Successor [Member]	Sep. 30, 2012 Parent Company [Member] Successor [Member]	Sep. 30, 2011 Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member] Predecessor [Member]	Nov. 03, 2011 Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member] Predecessor [Member]	Dec. 31, 2010 Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member] Predecessor [Member]	Dec. 31, 2009 Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member] Predecessor [Member]	Dec. 31, 2011 Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member] Successor [Member]	Sep. 30, 2012 Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member] Successor [Member]	Sep. 30, 2011 Guarantor Subsidiaries [Member] Predecessor [Member]	Nov. 03, 2011 Guarantor Subsidiaries [Member] Predecessor [Member]	Dec. 31, 2010 Guarantor Subsidiaries [Member] Predecessor [Member]	Dec. 31, 2009 Guarantor Subsidiaries [Member] Predecessor [Member]	Dec. 31, 2011 Guarantor Subsidiaries [Member] Successor [Member]	Sep. 30, 2012 Guarantor Subsidiaries [Member] Successor [Member]	Sep. 30, 2011 Non-Guarantor Subsidiaries [Member] Predecessor [Member]	Nov. 03, 2011 Non-Guarantor Subsidiaries [Member] Predecessor [Member]	Dec. 31, 2010 Non-Guarantor Subsidiaries [Member] Predecessor [Member]	Dec. 31, 2009 Non-Guarantor Subsidiaries [Member] Predecessor [Member]	Dec. 31, 2011 Non-Guarantor Subsidiaries [Member] Successor [Member]	Sep. 30, 2012 Non-Guarantor Subsidiaries [Member] Successor [Member]	Sep. 30, 2011 Eliminations [Member] Predecessor [Member]	Nov. 03, 2011 Eliminations [Member] Predecessor [Member]	Dec. 31, 2010 Eliminations [Member] Predecessor [Member]	Dec. 31, 2009 Eliminations [Member] Predecessor [Member]	Dec. 31, 2011 Eliminations [Member] Successor [Member]	Sep. 30, 2012 Eliminations [Member] Successor [Member]
Cash flows from operating activities:
Net earnings (loss)	$ 240,569,000	$ 190,938,000	$ 256,084,000	$ 228,702,000	$ (114,869,000)	$ (181,124,000)	$ 0	$ 0	$ 0	$ 0	$ (114,869,000)	$ (181,124,000)	$ 1,288,000	$ (40,759,000)	$ (70,147,000)	$ 70,634,000	$ (134,273,000)	$ (336,763,000)	$ (52,130,000)	$ 2,687,000	$ (117,195,000)	$ 35,111,000	$ (29,005,000)	$ (80,240,000)	$ (169,291,000)	$ (139,737,000)	$ (218,904,000)	$ (71,903,000)	$ (50,775,000)	$ (338,090,000)	$ 460,702,000	$ 368,747,000	$ 662,330,000	$ 194,860,000	$ 214,053,000	$ 755,093,000
Adjustments to reconcile net earnings (loss) to net cash provided	182,591,000	297,030,000	96,637,000	158,819,000	37,295,000	366,999,000	0	0	0	0	299,000	3,154,000	337,937,000	61,984,000	515,557,000	270,751,000	(1,787,282,000)	439,770,000	(114,905,000)	253,684,000	(79,937,000)	(163,783,000)	1,296,975,000	(123,522,000)	60,337,000	101,886,000	(40,707,000)	(17,943,000)	591,299,000	153,344,000	(100,778,000)	(120,524,000)	(298,276,000)	69,794,000	(63,996,000)	(105,747,000)
Net cash provided (used) by operating activities	423,160,000	487,968,000	352,721,000	387,521,000	(77,574,000)	185,875,000	0	0	0	0	(114,570,000)	(177,970,000)	339,225,000	21,225,000	445,410,000	341,385,000	(1,921,555,000)	103,007,000	(167,035,000)	256,371,000	(197,132,000)	(128,672,000)	1,267,970,000	(203,762,000)	(108,954,000)	(37,851,000)	(259,611,000)	(89,846,000)	540,524,000	(184,746,000)	359,924,000	248,223,000	364,054,000	264,654,000	150,057,000	649,346,000
Cash flows from investing activities:
Net additions to property, plant and equipment	(94,890,000)	(103,017,000)	(75,252,000)	(89,851,000)	(29,850,000)	(69,510,000)	0	0	0	0	0	0	(74,773,000)	(81,054,000)	(52,187,000)	(89,989,000)	(38,479,000)	(57,203,000)	(5,798,000)	(7,161,000)	(9,309,000)	(9,940,000)	(6,360,000)	(42,323,000)	(63,957,000)	(68,851,000)	(91,537,000)	(161,402,000)	(46,262,000)	(39,328,000)	49,638,000	54,049,000	77,781,000	171,480,000	61,251,000	69,344,000
Dispositions of assets subject to leveraged lease, net		0	0	0	7,435,000			0			0			0			7,435,000			0			0			0			0			0			0
Business acquired in purchase transaction, net of cash acquired		0	0	(173,000)	0					0						0						(173,000)						0						0
Increase in identifiable intangible assets and other non-current assets	(19,093,000)	(19,640,000)	(18,680,000)	(62,894,000)	(1,217,000)	(5,380,000)	0	0	0	0	0	0	4,000	3,000	(6,011,000)	(161,886,000)	1,261,578,000	87,000	(5,960,000)	(5,209,000)	(424,000)	116,329,000	(1,248,161,000)	(5,486,000)	(13,137,000)	(14,434,000)	(12,245,000)	(14,586,000)	(103,896,000)	19,000	0	0	0	(2,751,000)	89,262,000	0
Cash used to acquire equity		0	0	0	(5,185,359,000)						0						(2,611,846,000)						(1,716,581,000)						(856,932,000)						0
Net cash used by investing activities	(113,983,000)	(122,657,000)	(93,932,000)	(152,918,000)	(5,208,991,000)	(74,890,000)	0	0	0	0	0	0	(74,769,000)	(81,051,000)	(58,198,000)	(251,875,000)	(1,381,312,000)	(57,116,000)	(11,758,000)	(12,370,000)	(9,733,000)	106,216,000	(2,971,102,000)	(47,809,000)	(77,094,000)	(83,285,000)	(103,782,000)	(175,988,000)	(1,007,090,000)	(39,309,000)	49,638,000	54,049,000	77,781,000	168,729,000	150,513,000	69,344,000
Cash flows from financing activities:
Capital contributions from limited partners	0	0	0	0	1,714,398,000	239,000					1,714,398,000	239,000					0	0					0	0					0	0					0	0
Repurchase of equity from limited partners	0					(1,970,000)						(1,970,000)						0						0						0						0
Distribution to limited partners		0	0	0	(543,000)						(543,000)						0						0						0						0
Proceeds from revolving credit facility		0	0	105,000,000	0					0						105,000,000						0						0						0
Repayments of long-term debt and capital lease obligations	(20,734,000)	(20,774,000)	(222,727,000)	(334,000,000)	(1,534,130,000)	(17,483,000)	0	0	0	0	0	0	(20,625,000)	(20,624,000)	(222,667,000)	(334,000,000)	(1,532,652,000)	(17,508,000)	0	0	0	0	(989,000)	0	(109,000)	(150,000)	(60,000)	0	(489,000)	25,000	0	0	0	0	0	0
Proceeds from exercise of stock options and employee stock purchases	46,713,000	42,973,000	12,221,000	1,850,000		0	0	0	0	0			46,713,000	42,973,000	12,221,000	1,850,000			0	0	0	0			0	0	0	0			0	0	0	0
Proceeds from the purchase of stock in ESPP and other		8,059,000	6,540,000	5,938,000	0			0	0	0				8,059,000	6,540,000	5,938,000				0	0	0				0	0	0				0	0	0
Excess tax benefit from equity-based payment arrangements	2,393,000	2,439,000	1,505,000	1,214,000	0	0	0	0	0	0			2,393,000	2,439,000	1,505,000	1,214,000			0	0	0	0			0	0	0	0			0	0	0	0
Purchase of immature shares for minimum tax withholdings	(3,797,000)	(3,855,000)	(1,741,000)	(1,419,000)	0	0	0	0	0	0			(3,797,000)	(3,855,000)	(1,741,000)	(1,419,000)			0	0	0	0			0	0	0	0			0	0	0	0
KCI acquisition financing:
Proceeds from B1, B2, 2nd lien notes and unsecured notes			0	0
First quarter 2011 refinancing of senior credit facility:
Proceeds from senior credit facility - due 2016		146,012,000	0	0	0			0						146,012,000						0						0						0
Payments on senior credit facility - due 2013		(123,346,000)	0	0	0			0						(123,346,000)						0						0						0
Payment of debt issuance costs	(827,000)	(14,676,000)	0	0	0	(578,000)		0				0		(14,676,000)				(578,000)		0				0		0				0		0				0
Purchase of interest rate caps			0	0
Proceeds (payments) on intercompany loans		0	0	0	0	0		0	0	0	0	0		231,843,000	(151,000,000)	176,000,000	(449,648,000)	(120,557,000)		(178,883,000)	(2,960,000)	0	524,668,000	45,537,000		(77,960,000)	2,960,000	0	(75,020,000)	75,020,000		25,000,000	151,000,000	(176,000,000)	0	0
Settlement of convertible debt warrants		0	0	0	(280,220,000)						0						(280,220,000)						0						0						0
Settlement of convertible debt hedges		0	0	0	314,856,000						0						314,856,000						0						0						0
Proceeds (payments) on intercompany investments	0	0	0	0	0	0	0	0	0	0	(1,598,874,000)	179,688,000	51,141,000	206,351,000	122,185,000	25,032,000	179,279,000	196,745,000	171,581,000	(69,370,000)	211,568,000	21,509,000	1,179,453,000	206,034,000	186,840,000	190,291,000	259,082,000	210,842,000	540,712,000	136,223,000	(409,562,000)	(327,272,000)	(592,835,000)	(257,383,000)	(300,570,000)	(718,690,000)
Net cash provided (used) by financing activities	31,738,000	28,953,000	(204,202,000)	(221,417,000)	4,792,031,000	(19,792,000)	0	0	0	0	114,981,000	177,957,000	57,988,000	467,297,000	(232,957,000)	(20,385,000)	2,809,285,000	58,102,000	174,541,000	(248,253,000)	208,608,000	21,509,000	1,703,132,000	251,571,000	208,771,000	112,181,000	261,982,000	210,842,000	465,203,000	211,268,000	(409,562,000)	(302,272,000)	(441,835,000)	(433,383,000)	(300,570,000)	(718,690,000)
Effect of exchange rate changes on cash and cash equivalents	(725,000)	1,018,000	(1,141,000)	2,204,000	(1,925,000)	308,000	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	(725,000)	1,018,000	(1,141,000)	2,204,000	(1,925,000)	308,000	0	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	340,190,000	395,282,000	53,446,000	15,390,000	(496,459,000)	91,501,000	0	0	0	0	411,000	(13,000)	322,444,000	407,471,000	154,255,000	69,125,000	(493,582,000)	103,993,000	(4,252,000)	(4,252,000)	1,743,000	(947,000)	0	0	21,998,000	(7,937,000)	(102,552,000)	(52,788,000)	(3,288,000)	(12,479,000)	0	0	0	0	0	0
Cash and cash equivalents, beginning of period	316,603,000	316,603,000	263,157,000	247,767,000	711,885,000	215,426,000	0	0	0	0	0	411,000	228,763,000	228,763,000	74,508,000	5,383,000	636,234,000	142,652,000	4,252,000	4,252,000	2,509,000	3,456,000	0	0	83,588,000	83,588,000	186,140,000	238,928,000	75,651,000	72,363,000	0	0	0	0	0	0
Cash and cash equivalents, end of period	$ 656,793,000	$ 711,885,000	$ 316,603,000	$ 263,157,000	$ 215,426,000	$ 306,927,000	$ 0		$ 0	$ 0	$ 411,000	$ 398,000	$ 551,207,000		$ 228,763,000	$ 74,508,000	$ 142,652,000	$ 246,645,000	$ 0		$ 4,252,000	$ 2,509,000	$ 0	$ 0	$ 105,586,000		$ 83,588,000	$ 186,140,000	$ 72,363,000	$ 59,884,000	$ 0		$ 0	$ 0	$ 0	$ 0